Operating Leases - Summary of Group's Lease Terms and Discount Rates (Details)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Lease Cost [Abstract]
Weighted average remaining lease term (years)	0 years	3 years 14 days	1 year 10 months 17 days
Weighted average discount rate (percentage)	9.35%	8.58%	6.29%